Revenue	12 Months Ended
Feb. 28, 2026
Revenue from Contract with Customer [Abstract]
Revenue

Note 4 - Revenue

We recorded $24,132,261 and $35,607,614 in revenue, respectively, for the years ended February 28, 2026 and February 28, 2025.

	For the Year Ended February 28, 2026	For the Year Ended February 28, 2025
Telecommunication Products & Services	$23,937,558	$35,396,655
Marketplace Platform & Digital Commerce Infrastructure Solutions	25,037	80,592
Advanced Technology & Platform Solutions	141,886	188,576
Data & Analytics Platform Solutions	27,780	(58,209)
	$24,132,261	$35,607,614